Note 3 - Investments in Available-for-sale Securities (Details) - Maturities of Securities - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investments in Available-for-sale Securities (Details) - Maturities of Securities [Line Items]
Due after one year through five years		$ 16,568
Due after five years through ten years		7,067
Due after ten years		11,028
	$ 75,346	83,805	$ 87,449
Collateralized Mortgage Obligations [Member]
Note 3 - Investments in Available-for-sale Securities (Details) - Maturities of Securities [Line Items]
Without single maturity date		48,668
Other Debt Obligations [Member]
Note 3 - Investments in Available-for-sale Securities (Details) - Maturities of Securities [Line Items]
Due after five years through ten years	$ 412
Without single maturity date		474
		$ 474	$ 661